REVENUE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
ASC 606 revenue	¥ 443,149	$ 69,539	¥ 170,105	¥ 139,804
ASC 842 revenue:
Operating lease income	35,913	5,635	45,847	53,485
Sales-type lease income	5,210	818	4,130	1,130
Direct financing lease income	1,361	214	2,929	3,944
ASC 842 revenue	42,484	6,667	52,906	58,559
Total revenue	485,633	76,206	223,011	198,363
Management services and technical services
Disaggregation of Revenue [Line Items]
ASC 606 revenue	64,599	10,137	36,948	48,416
Brand royalty fees
Disaggregation of Revenue [Line Items]
ASC 606 revenue				5,081
Consumable and equipment sales
Disaggregation of Revenue [Line Items]
ASC 606 revenue	217,375	34,110	26,105	9,482
Medical service
Disaggregation of Revenue [Line Items]
ASC 606 revenue	101,854	15,983	76,997	54,048
Medicine income
Disaggregation of Revenue [Line Items]
ASC 606 revenue	59,321	9,309	30,055	22,777
ASC 842 revenue:
Total revenue	¥ 59,321	$ 9,309	¥ 30,055	¥ 22,777